INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(10.00%)	(8.00%)	(9.00%)
Effect of different reversal rate			1.00%
Additional tax deductions	(1.00%)	(12.00%)	(8.00%)
Different tax rate in other jurisdictions	1.00%	8.00%	6.00%
Changes in valuation allowance	(1.00%)	(3.00%)
Tax credits		(3.00%)	(15.00%)
Withhold tax		1.00%	0.00%
Effective tax rate	14.00%	8.00%	0.00%